Available-for-Sale Investments - Additional Information (Detail) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2016 HKD ($) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Schedule of Available-for-sale Securities [Line Items]
Impairment charges of investment in equity investees		¥ 9,109,312	$ 1,400,076	¥ 2,806,439		¥ 0
L&A International Holding Limited
Schedule of Available-for-sale Securities [Line Items]
Ordinary shares of L&A	723,313,020
Conversion ratio basis	One-to-five stock split
Share received related to payment of service fee	769,481,940
Amount of shares pledged	417,440,000
Youjia | Red 5 Studios, Inc. ("Red 5")
Schedule of Available-for-sale Securities [Line Items]
Equity interest exchanged by company	30.60%
Youjia | L&A International Holding Limited
Schedule of Available-for-sale Securities [Line Items]
Ordinary shares of L&A	723,313,020	18,360,000	18,360,000
Conversion ratio basis	one-to-five stock split	Every twenty shares issued and unissued shares into one share.	Every twenty shares issued and unissued shares into one share.
Stock split conversion ratio	0.2	0.05	0.05
Percentage of deduction total shares received	6.00%
Share received related to payment of service fee	46,168,920
Amount of shares pledged	417,440,000
Impairment charges of investment in equity investees				¥ 244,800,000	$ 37,600,000
Consideration received on disposal		¥ 100,000	$ 20,000
Ordinary shares owned		14,375,651	14,375,651
Youjia | Asian Development
Schedule of Available-for-sale Securities [Line Items]
Borrowings from financial institutions | $	$ 92.3